Consolidated statement of comprehensive income - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Statement of comprehensive income [abstract]
Profit for the period	$ 9,215	$ 6,271	$ 8,422
Items that will be reclassified subsequently to profit or loss when specific conditions are met:
Debt instruments at fair value through other comprehensive income	(4,907)	(771)	(1,368)
– fair value losses	(6,328)	(878)	(1,392)
– fair value gains transferred to the income statement on disposal	(53)	(89)	(375)
– expected credit recoveries/(losses) recognised in the income statement	20	(23)	(26)
– income taxes	1,454	219	425
Cash flow hedges	(2,063)	(426)	(238)
– fair value gains/(losses)	(1,646)	(282)	877
– fair value gains reclassified to the income statement	(1,127)	(319)	(1,195)
– income taxes and other movements	710	175	80
Share of other comprehensive income/(expense) of associates and joint ventures	(141)	(1)	104
– share for the period	(141)	(1)	104
Exchange differences	(8,521)	(1,944)	(449)
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit asset/(liability)	95	473	(747)
– before income taxes	(132)	668	(775)
– income taxes	227	(195)	28
Changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	2,263	376	155
– before income taxes	3,030	514	(2)
– income taxes	(767)	(138)	157
Equity instruments designated at fair value through other comprehensive income	158	(98)	(348)
– fair value gains/(losses)	158	(98)	(345)
– income taxes	0	0	(3)
Effects of hyperinflation	417	149	166
Other comprehensive expense for the period, net of tax	(12,699)	(2,242)	(2,725)
Total comprehensive (expense)/income for the period	(3,484)	4,029	5,697
Attributable to:
– ordinary shareholders of the parent company	(4,246)	3,153	4,612
– preference shareholders of the parent company	0	0	7
– other equity holders	626	637	666
– non-controlling interests	136	239	412
Total comprehensive (expense)/income for the period	$ (3,484)	$ 4,029	$ 5,697